LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details) In Millions, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Assets Held For Sale And Liabilities Associated With Assets Held For Sale Textual Details [Abstract]
NBG Participation on subsidiary Grand Hotel Summer Palace S.A.			100.00%
Premises and equipment "held for sale"		€ 8
Other assets		7
Other liabilities "held for sale"		1
Amount relating to a building of Finansbank which was disposed		23
Assets Held For Sale
Goodwill, software, other intangibles and premises and equipment		126
Other assets		15
Total long-lived assets held for sale	157	141	134
Liabilities Associated With Assets Held For Sale
Accounts payable, accrued expenses and other liabilities		7
Total liabilities directly associated with long-lived assets held for sale	$ 8	€ 7	€ 10